Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate and PRC Statutory Income Tax

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the year ended December 31, 2025 applicable to the PRC operations to income tax expenses after the adoption of ASU 2023-09 is as follows:

	For the year ended
	December 31, 2025
	Amount	Percentage
Statutory income tax rate	3,621,545	25%
Foreign tax effect:
Hong Kong	(901,002)	(6.20)%
Singapore	(225,042)	(1.60)%
Australia	(1,340,806)	(9.30)%
US	(473,007)	(3.30)%
Cayman	2,001,273	13.8%
BVI	(305,986)	(2.10)%
Nontaxable or nondeductible items	(14,756)	(0.10)%
Effect of additional deduction of research and development expense	119,075	0.8%
Effect of PRC income tax exemptions and reliefs	(199,652)	(1.40)%
Recovery from deferred income tax assets	449,118	3.1%
Effect of valuation allowance on deferred income tax assets	(2,736,541)	(18.90)%
Effect of impairment of intangible assets arising from business acquisition in 2024	305,269	2.1%
Others	21,495	0.1%
Total	320,983	2.1%
	For the year ended December 31,	For the year ended December 31,
	2024	2023
Statutory income tax rate	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.10)%	(0.20)%
Effect of additional deduction of research and development expense	3.50%	4.80%
Effect of income tax exemptions and reliefs	(2.60)%	(8.00)%
Recovery from deferred income tax assets	3.30%	5.20%
Effect of valuation allowance on deferred income tax assets	(34.10)%	(27.10)%
Income tax difference under different tax jurisdictions	5.00%	4.30%
Others	0.20%	(1.40)%
Total	0.20%	2.60%

Schedule of Provision for Income Taxes

The component of provision for income after the adoption of ASU 2023-09 were as follows:

For the year ended December 31, 2025
Current income tax expense	$-
Deferred tax benefit	(320,983)
- Australia	(335,883)
- US	14,900
Income taxes benefit	$(320,983)
	For the year ended December 31,	For the year ended December 31,
	2024	2023
Current income tax expense	$-	$-
Deferred tax benefit	(42,545)	(1,031,461)
Income taxes benefit	$(42,545)	$(1,031,461)

Schedule of International Components of Loss Before Income Taxes

PRC and international components of loss before income taxes after the adoption of ASU 2023-09 were as follows:

For the year
ended
December 31,
2025
PRC	$(11,212,209)
Foreign	(3,273,972)
Total	$(14,486,181)

Schedule of Deferred Tax Assets and Liabilities

For the purpose of presentation in the consolidated balance sheets, deferred income tax assets and liabilities have been offset. Significant components of deferred tax assets and liabilities are as follows:

	As of December 31,	As of December 31,
	2025	2024
Provision for credit losses	$2,032,077	$1,945,535
Net operating loss carryforward	51,942,731	45,769,678
Impairment of VAT recoverable, inventory write-down and others	5,809,405	5,617,458
	59,784,213	53,332,671
Less: valuation allowance	(59,784,213)	(53,332,671)

Deferred tax assets	$-	$-

Intangible assets acquired from business combination transaction	$-	293,847
Property, plant and equipment	3,379	$32,605
Deferred tax liabilities	$3,379	$326,452

Total deferred tax liabilities	$3,379	$326,452

Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration

The amounts of cumulative net operating loss in 2025 of major tax jurisdictions and the year of expiration are as follows:

Tax Jurisdiction	Amount in US$ (in thousands)	Earliest year of expiration if not utilized
PRC	183,428	2026
Hong Kong	36,513	No expiration
Australia	21,413	No expiration
Singapore	5,505	No expiration
United States	8,670	No expiration
Others	-	Depending on different countries and regions